SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) Per Ordinary Share (Details)	11 Months Ended
Dec. 31, 2021 shares
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	15,900,000